SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Statutory rate	21.00%	21.00%